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Class A & Y Prospectus | PACE® International Equity Investments
PACE® International Equity Investments

PACE® Select Advisors Trust

August 3, 2020

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 27, 2019, as supplemented.

Includes:

•  PACE® International Equity Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE International Equity Investments and PACE International Emerging Markets Equity Investments (each, a "fund" and together, the "funds"), each a series of PACE Select Advisors Trust ("Trust"). At the recommendation of UBS Asset Management (Americas) Inc., the funds' manager, the Board of Trustees of the Trust recently approved lower expense caps for each of the funds, effective as of August 1, 2020.

Effective as of August 1, 2020, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE International Equity Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 52 of the Multi-Class Prospectus is revised by replacing the table and footnote in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A & Y Prospectus - PACE® International Equity Investments		CLASS A	CLASS Y
Management fees		0.79%	0.79%
Distribution and/or service (12b-1) fees		0.25%	none
Other expenses		0.84%	0.83%
Miscellaneous expenses (includes administration fee of 0.10%)	[1]	0.30%	0.28%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short		0.54%	0.55%
Total annual fund operating expenses		1.88%	1.62%
Management fee waiver/expense reimbursements	[2]	0.09%	0.07%
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[2]	1.79%	1.55%
[1]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.
[2]	The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2021 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 1.25% for Class A and 1.00% for Class Y. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

The section captioned "PACE International Equity Investments Fund Summary" and sub-captioned "Example" on page 52 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:

Expense Example - Class A & Y Prospectus - PACE® International Equity Investments - USD ($)	1 year	3 years	5 years	10 years
CLASS A	722	1,100	1,502	2,623
CLASS Y	158	504	875	1,916

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.